RELATED PARTIES - Narrative (Details) $ in Thousands	1 Months Ended	3 Months Ended			12 Months Ended
	Dec. 31, 2025 USD ($)	Mar. 31, 2026 USD ($) AGREEMENT PURCHASEAGREEMENTUNIT shares	Dec. 31, 2025 USD ($) shares	Mar. 31, 2025 USD ($) shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2022
Athena Technology Solutions Holdings, LLC
Related Party Transaction [Line Items]
Costs related to lease					$ 4,284	$ 4,008
Number of unit purchase agreements | PURCHASEAGREEMENTUNIT		2
Shares issued (in shares) | shares		15,342	100,000	100,000
Issuance of Series A preferred units	$ 100,000	$ 3,142
Issuance costs	80
Derivative liability	19,999	25,541	$ 19,999		19,999	0
Carrying amount net of issuance costs	$ 79,921
Related Party
Related Party Transaction [Line Items]
Payments to related parties		400		$ 400
Costs related to lease		$ 400		400
Related Party | Athena Technology Solutions Holdings, LLC
Related Party Transaction [Line Items]
Costs related to lease					$ 1,627	2,100
Number of unit purchase agreements | AGREEMENT		2
Shares issued (in shares) | shares		15,342
Issuance of Series A preferred units		$ 15,300
Issuance costs		25
Derivative liability		3,100
Carrying amount net of issuance costs		$ 12,200
Variable Interest Entity, Primary Beneficiary
Related Party Transaction [Line Items]
Lease term							1 year
Renewal term	6 months	6 months	6 months		6 months		6 months
Payments to related parties				100
Costs related to lease				100
Distributions				100
Depreciation		$ 0		$ 100
Variable Interest Entity, Primary Beneficiary | Athena Technology Solutions Holdings, LLC
Related Party Transaction [Line Items]
Lease term							1 year
Renewal term	6 months		6 months		6 months		6 months
Payments to related parties					$ 300
Costs related to lease					300
Distributions					270	395
Depreciation					$ 199	$ 265